Share-based Compensation - Schedule of share based compensation stock option activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement [Abstract]
Number of options - Beginning balance	6,991	6,405	5,357
Number of options - Granted	2,072	1,592	1,979
Number of options - Forfeited	(734)	(1,006)	(931)
Number of options - Ending balance	8,329	6,991	6,405	5,357
Number of options - Vested and exercisable	3,584
Weighted average exercise price per share - Beginning balance	$ 2.13	$ 1.91	$ 1.68
Weighted average exercise price per share - Granted	3.50	3.00	2.53
Weighted average exercise price per share - Forfeited	2.60	2.16	1.94
Weighted average exercise price per share - Ending balance	2.43	2.13	$ 1.91	$ 1.68
Weighted average exercise price per share - Vested and exercisable	$ 1.87	$ 2.13
Weighted average remaining contractual life	3 years 21 days	3 years 4 months 24 days	4 years 3 days	4 years 7 months 2 days
Aggregate intrinsic value	$ 97,000	$ 29,468